ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Balance Sheet
Cash and cash equivalents	$ 2,208,756	$ 2,021,927
Other current assets	9,067	8,617
Total current assets	3,699,174	3,468,407
Property and equipment, net	405,319	288,877
Total assets	4,927,949	4,724,354
Deferred revenue-current	400,286	234,889
Other current liabilities	96	100
Total current liabilities	1,082,218	783,865
Total liabilities	1,289,185	903,441
Income And Cash Flow Statement
Net revenues	1,490,440	1,019,772	$ 4,390,907
Net loss	(4,138)	(131,978)	(1,164,335)
Net cash provided by operating activities	306,172	7,358	(939,184)
Net cash used in investing activities	95,068	(301,626)	1,368,716
Net cash used in financing activities	(233,095)	(66,184)	(2,766,679)
VIE's
Balance Sheet
Cash and cash equivalents	524,271	331,081
Other current assets	312,149	234,186
Total current assets	836,420	565,267
Property and equipment, net	347,032	238,898
Other non-current assets	611,982	619,221
Total assets	1,795,434	1,423,386
Deferred revenue-current	350,887	213,239
Other current liabilities	540,620	449,854
Total current liabilities	891,507	663,093
Total non-current liabilities	188,149	112,807
Total liabilities	1,079,656	775,900
Income And Cash Flow Statement
Net revenues	1,230,855	865,846	4,193,212
Net loss	257,674	206,431	186,848
VIEs and VIEs' subsidiaries, excluding inter-company transactions
Income And Cash Flow Statement
Net cash provided by operating activities	480,165	170,478	117,350
Net cash used in investing activities	$ (137,073)	$ (76,209)	$ (194,349)